                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:       811-09421

                           SAL Trust Preferred Fund I
               (Exact name of registrant as specified in charter)

         800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209
           (Address of principal executive offices)        (Zip code)

                             Corporate Trust Company
                               1209 Orange Street
                 Wilmington, Delaware 19891, County of Newcastle
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-978-3763

Date of fiscal year end:      December 31, 2003

Date of reporting period:       June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


                           SAL TRUST PREFERRED FUND I


                                SEMIANNUAL REPORT


                                  JUNE 30, 2003

                                   (UNAUDITED)

                                TABLE OF CONTENTS

Letter from the Chairman                                                       1

Portfolio Summary                                                              2

Performance of the Fund                                                        2

Portfolio Holdings                                                             3

Financial Statements                                                           4

Trustees, Officers and Service Providers                                      11

                            LETTER FROM THE CHAIRMAN


Dear Shareholder,

I am pleased to enclose this semiannual report of SAL Trust Preferred Fund I (the "Fund") for the period ending June 30, 2003.

The Fund owns three trust preferred issues, as more fully described in the footnotes to the financial statements, which pay dividends equal to 9 3/4 %. In addition, the issuers of these securities are required to reimburse the reasonable and customary expenses of the Fund. During the six months ended June 30, 2003, the Fund earned $967,409 in dividends and interest, incurred $107,456 in expenses and distributed $967,327 to our shareholders. The net asset value of the Fund as of June 30, 2003 was $28.89 per share.

We thank you for your interest in SAL Trust Preferred Fund I. If you have any questions regarding your ownership in this Fund feel free to call me at 205-949-3535 or write to me at SAL Trust Preferred Fund I, 800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209.

Sincerely,


/s/ James S. Holbrook, Jr.

James S. Holbrook, Jr.
Chairman

                                PORTFOLIO SUMMARY
                                  JUNE 30, 2003


Net Asset Value (NAV) per Share                                       $    28.89

Market Price per Share                                                $    26.70

Distributions per Share                                               $ 1.218750
1-1-2003 through 06-30-2003


                             PERFORMANCE OF THE FUND

The Fund generated a total return of 16.31% (actual) on NAV and 18.44% (actual) at market price for the period January 1, 2003 through June 30, 2003.

The Fund paid two quarterly dividends of $0.609375 per share providing a dividend yield of 9.73% (annualized) based on market price, and 8.61% (annualized) based on NAV at June 30, 2003.

                               PORTFOLIO HOLDINGS
                                  JUNE 30, 2003

     SHARES                        DESCRIPTION                         COST
     ------                        -----------                         ----
     264,568     Central Community Capital                           $ 6,614,200
                 Statutory Trust 9.75%
                 Preferred Securities

     264,568     Orion Bancorp Capital                                 6,614,200
                 Statutory Trust 9.75%
                 Preferred Securities

     264,568     First Southern Bancorp Capital                        6,614,200
                 Statutory Trust 9.75%
                 Preferred Securities


                                                                     -----------
                                            TOTAL PORTFOLIO          $19,842,600
                                                                     ===========

                           SAL TRUST PREFERRED FUND I
                             STATEMENT OF NET ASSETS


                                  JUNE 30, 2003
                                   (UNAUDITED)


                                                                                      FAIR
                                                                       SHARES         VALUE
                                                                       ------         -----
INVESTMENT SECURITIES:
  Central Community Capital Statutory Trust 9.75% Preferred            264,568     $ 7,627,495
      Securities

  Orion Bancorp Capital Statutory Trust 9.75% Preferred Securities     264,568       7,627,495
  First Southern Bancorp Capital Statutory Trust 9.75% Preferred
      Securities                                                       264,568       7,627,495
                                                                       -------     -----------
          Total investments in securities (cost $19,842,600)           793,704      22,882,485
                                                                       =======


CASH AND EQUIVALENTS                                                                     4,068


DUE FROM BANK HOLDING COMPANIES                                                         78,084


OTHER RECEIVABLES                                                                          130


ACCRUED INTEREST                                                                             3


PREPAID INSURANCE                                                                       27,623
                                                                                   -----------


          Total assets                                                              22,992,393


ACCOUNTS PAYABLE                                                                        58,430
                                                                                   -----------

NET ASSETS                                                                         $22,933,963
                                                                                   ===========

NET ASSET VALUE PER SHARE                                                          $     28.89
                                                                                   ===========




     The accompanying notes are an integral part of this financial statement.

                           SAL TRUST PREFERRED FUND I
                             STATEMENT OF OPERATIONS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                           $  967,327
  Interest                                                                    82
                                                                      ----------


          Total investment income                                        967,409

EXPENSES:
  Insurance expense                                                       27,177
  Professional services                                                   38,126
  Board of Trustee fees                                                   12,000
  Investment advisor fees                                                 11,090
  Exchange membership fees                                                 7,500
  Custodian Fees                                                           8,872
  Transfer agent fees                                                        225
  Other                                                                    2,466
                                                                      ----------
          Total expenses                                                 107,456

  Less:
      Reimbursable expenses from Bank Holding Companies                  107,456
                                                                      ----------
         Net expenses                                                         --


INVESTMENT INCOME -- NET                                                 967,409


UNREALIZED GAIN ON INVESTMENTS                                           865,137
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,832,546
                                                                      ==========


The accompanying notes are an integral part of this financial statement.

                           SAL TRUST PREFERRED FUND I
                       STATEMENTS OF CHANGES IN NET ASSETS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003
                                   (UNAUDITED)





INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Investment income, net                                           $    967,409
  Change in other assets and other liabilities, net                      50,158
  Change in unrealized gain on investments                              865,137
                                                                   ------------
         Net increase in net assets resulting from operations         1,882,704

DISTRIBUTION TO SHAREHOLDERS FROM:
  Investment income                                                    (967,327)
                                                                   ------------

          Total increase                                                915,377

NET ASSETS AT BEGINNING OF PERIOD                                    22,018,586
                                                                   ------------
NET ASSETS AT END OF PERIOD                                        $ 22,933,963
                                                                   ============




     The accompanying notes are an integral part of these financial statements.

                           SAL TRUST PREFERRED FUND I
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2003
                                   (UNAUDITED)


1.   ORGANIZATION AND RISK FACTORS

     SAL Trust Preferred Fund I (the "Fund") was formed as a Delaware business trust under an Agreement and Declaration of Trust dated July 24, 1999 and is registered as a closed-end, non-diversified management investment company. The Fund has invested substantially all of its assets in 9.75% cumulative trust preferred securities (the "Preferred Securities") issued in approximately equal amounts by three statutory trusts (the "Bank Trusts"), controlled respectively, by three bank holding companies (Orion Bancorp, Inc., formerly, FirstBancorp, Inc., -- Naples, Florida; First Southern Bancorp, Inc. -- Boca Raton, Florida; and Central Community Corporation -- Temple, Texas), (the "Bank Holding Companies"). The assets of each statutory trust consist solely of subordinated debentures and payments thereunder. The Bank Holding Companies' limited geographic market area, and the nature of the commercial banking industry itself, creates concentration risk. Certain economic developments in either the industry or the Bank Holding Companies' market areas could adversely affect the underlying securities.

     Each Bank Holding Company has made, through a preferred securities guarantee, a limited and subordinated guarantee (the "Guarantee") of the Preferred Securities issued by its respective Bank Trust in which the Fund invested. Each Bank Holding Company guarantees under its respective Guarantee (i) the payment of the Preferred Securities' distributions issued by its respective Bank Trust; and (ii) the full payment of principal upon liquidation or redemption of the Preferred Securities issued by its respective Bank Trust, in each case, to the extent the Bank Trust has legally available funds on hand at such time. Each Guarantee is also subordinated and junior in right of payment to the senior debt, as defined, of each Bank Holding Company (such senior obligations constitute substantially all of the debt and other obligations of each Bank Holding Company). Accordingly, in the event of a default under its Guarantee, no Bank Holding Company will be required to make payment under its Guarantee to the Fund unless its senior obligations are paid first, and then only to the extent of the amount of funds held by the Bank Trust for payments to the Fund, if any.

     While the Fund's investment objective is to seek a high level of current income for long-term investors, there can be no assurance that the Fund will attain its investment objective.

2.   SUMMARY OF ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements.

     BASIS OF PRESENTATION

     The Fund maintains its records and presents its financial statements on the accrual basis.

     CASH AND EQUIVALENTS

     The Fund classifies as cash equivalents all highly liquid securities with a maturity of three months or less at the time of purchase.

     SECURITY VALUATION

     The valuation of the Preferred Securities held by the Fund is performed by Sterne Agee Asset Management ("SAAM"), the investment manager of the Fund, pursuant to a "fair-valuing pricing" method or technique. This method is consistent with Section 2(a)(41) of the 1940 Act and Rule 2a-4 under the 1940 Act, when the investment manager of the fund determines in good faith that market quotations for the Preferred Securities held by the Fund are not readily available.

     The fair-value pricing method used to determine the pricing of the Preferred Securities is based on what SAAM believes in good faith to be the most accurate and most relevant information available, including, but not limited to:

         a.   the existence of restrictions upon the sale of the securities;

         b. changes in the financial condition and prospects of the issuers of the securities;

         c. any premium or discount at which the shares of the fund are trading;

         d. the public trading values of comparable debt securities of comparable companies and the current yield to call on comparable securities;

         e. the extent of public trading in similar securities of comparable issuers; and

         f.   any other relevant matters.

     On a quarterly basis, the Trustees monitor the actions of SAAM in valuing the Preferred Securities to ensure that SAAM's actions are consistent with the Fund's written valuation guidelines. This monitoring by the Trustees includes a review of the specific investment valuations, and also requires, in part, the quarterly written representation by an officer of the Fund that as of the end of the previous quarter (a) these valuation guidelines have been adhered to by the investment manager and (b) accordingly, the Preferred Securities of the Fund have been properly, accurately, and timely valued. These quarterly representations to the board of directors are made by an officer of the Fund in a quarterly compliance report to the Trustees.

     DUE FROM BANK HOLDING COMPANIES

     At June 30, 2003, due from Bank Holding Companies includes operating expenses incurred by the Fund but not yet reimbursed by the Bank Holding Companies.

     FEDERAL INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to grantor trusts and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     OTHER

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

     REIMBURSED EXPENSES

     The Bank Holding Companies will reimburse, on a pro rata basis, all of the Fund's annual operating expenses, up to an aggregate maximum of $185,000 per annum, on a cash basis, starting on the commencement date of the Fund, which amount increases annually in accordance with increases in the Consumer Price Index ("CPI"). Any expenses in excess of $185,000, as adjusted by the CPI, will be paid by the Fund. Each Bank Holding Company's obligation to pay such expenses continues so long as the Preferred Securities are held by the Fund.

3.   RESTRICTED SECURITIES

     The Preferred Securities and Guarantees are not registered with the Securities and Exchange Commission ("SEC"). The Preferred Securities were issued in various private transactions, which are exempt from registration under the various securities acts administered by the SEC. The Fund purchased each of the Preferred Securities and the Guarantees from the Bank Trusts and the Bank Holding Companies, respectively, in three separate private transactions pursuant to three separate Trust Preferred Purchase Agreements. No public market is expected to ever develop for shares of the Fund.

4.   DISTRIBUTIONS TO SHAREHOLDERS

     The Fund distributed $967,327 of investment income earned during the six months ended June 30, 2003 to shareholders. The dividends were paid in equal quarterly installments on March 31, 2003 and June 30, 2003, to shareholders of record at March 24, 2003 and June 23, 2003, respectively.

5.   INVESTMENT TRANSACTIONS

     There were no purchases of investment securities representing investments in the Preferred Securities of the Bank Trusts for the six month period ended June 30, 2003. As of June 30, 2003, unrealized appreciation on investments amounted to $3,039,885. There was no accumulated undistributed net realized gain or loss on investment transactions at June 30, 2003.

6.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund's investment manager, SAAM, receives an annual fee, payable on a quarterly basis, in a maximum amount equal to .10% of the Fund's average quarterly net asset value. The Trust Company of Sterne, Agee & Leach, Inc. ("Trust") performs the Fund's custodian and portfolio accounting services and, as well, serves as the Fund's dividend paying agent. In return for these services, the Fund pays Trust an annual fee, payable on a quarterly basis, amounting to .08% of the Fund's quarterly net asset value. For the six months ended June 30, 2003, estimated billed and unbilled management fees and custodian fees aggregated $11,090 and $8,872, respectively. Certain directors of the Fund are also directors of SAAM and Trust.

                           SAL TRUST PREFERRED FUND I
                              FINANCIAL HIGHLIGHTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (Unaudited)





Net asset value, beginning of period                                    $27.74
Increase from investment operations:
  Investment income                                                       1.22

  Unrealized gain on investments                                          1.09
                                                                        ------

    Net increase from investment operations                               2.31
                                                                        ------


Other changes in net assets, net                                          0.06

Distributions to shareholders from investment income                     (1.22)
                                                                        ------


Net increase in net asset value                                           1.15
                                                                        ------
NET ASSET VALUE, END OF PERIOD                                          $28.89
                                                                        ======

Market value per share, end of period                                   $26.70
Total return to net assets                                               16.31%
Total return to market value                                             18.44%
Ratio of net expenses to average net assets                               0.00%
Ratio of net investment income to average net assets                      8.61%
Portfolio turnover rate                                                   0.00%
Ratio assuming no reduction for reimbursed expenses:
  Net expenses                                                            0.96%
  Net investment income                                                   7.65%




         The accompanying notes to the financial statements are an integral part of this schedule.

                    TRUSTEES, OFFICERS AND SERVICE PROVIDERS


TRUSTEES AND OFFICERS

     James S. Holbrook, Jr.      Chairman of the Board of Trustees and President
     James A. Taylor, Sr.        Trustee
     Robert M. Couch             Trustee
     F. Eugene Woodham           Treasurer and Secretary

INVESTMENT ADVISOR

     Sterne Agee Asset Management, Inc.

CUSTODIAN

     The Trust Company of Sterne, Agee & Leach, Inc.

INDEPENDENT PUBLIC ACCOUNTANTS

     KPMG LLP

LEGAL COUNSEL

     Haskell Slaughter Young & Rediker, L.L.C.

TRANSFER AGENT

     Continental Stock Transfer & Trust Company

ITEM 2.  CODE OF ETHICS.

                  Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The Registrant's principle executive officer and principle financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

         (a) Not applicable.

         (b) (1) Certification of Principle Executive Officer Pursuant to
Section 302 of the Sarbanes-Oxley Act of 2002

         (b) (2) Certification of Principle Financial Officer Pursuant to
Section 302 of the Sarbanes-Oxley act of 2002

         (c) Certification of Principle Executive Officer and Principle Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): SAL Trust Preferred I

By:    /s/ James S, Holbrook, Jr.
       --------------------------
       James S. Holbrook
       President

Date:  August 21, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James S. Holbrook, Jr.
       --------------------------
       James S. Holbrook, Jr.
       President

Date:  August 21, 2003

By:    /s/ F. Eugene Woodham
       --------------------------
       F. Eugene Woodham
       Treasurer

Date:  August 21, 2003